Borrowings (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2025	Aug. 31, 2025	Dec. 05, 2024
Notes and other explanatory information [abstract]
Overdraft facility		$ 5,000	$ 5,000
working capital requirements			$ 4,000
Overdraft Facility description			The Overdraft Facility bears interest at the United States Federal Funds Target Rate Midpoint plus a margin within a range of 4.10% to 4.13% with a floor rate of 9.5%, payable on a monthly basis. The Overdraft Facility is repayable on demand with a maximum tenor of twelve months
VAF Facility description			The VAF Facility bears interest at the three-month Secured Overnight Financing Rate plus a margin within a range of 4.10% to 4.9% with a floor rate of 9.5%, payable on a monthly basis. Principal repayments on the VAF Facility is generally repayable equally over 36 months from the date of drawdown
Revolving credit facility	$ 4,000
VAF Facility	$ 5,000